WisdomTree Global ex-Mexico Equity Fund
WisdomTree Global ex-Mexico Equity Fund Fund Summary
Investment Objective
The WisdomTree Global ex-Mexico Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-Mexico Equity Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Global ex-Mexico Equity Fund WisdomTree Global ex-Mexico Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Global ex-Mexico Equity Fund WisdomTree Global ex-Mexico Equity Fund
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.35%
Fee Waivers	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waivers	0.30%	[2]
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	WisdomTree Asset Management, Inc. ("WisdomTree Asset Management" or the "Adviser") has contractually agreed to limit the Management Fee to 0.30% through February 2, 2020, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the "Trust") for any reason at any time.

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years
WisdomTree Global ex-Mexico Equity Fund | WisdomTree Global ex-Mexico Equity Fund | USD ($)	31	97

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate for the Fund may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a float-adjusted market capitalization weighted index that is comprised of the equity securities of companies in developed countries and emerging markets throughout the world, excluding Mexico, that meet certain size and volume requirements. The starting universe of the Index consists of the largest 2,000 equity securities based on float-adjusted market capitalization that meet the following eligibility requirements:
  To be eligible for inclusion in the Index as a U.S. constituent, a company must meet the following criteria: (i) incorporated and domiciled in the U.S., (ii) listed on the New York Stock Exchange (NYSE), the NASDAQ Global Select Market, or the NASDAQ Global Market (together, the "three major exchanges"), (iii) float-adjusted market capitalization of at least $100 million as of the annual Index screening date, and (iv) average daily dollar trading volume of at least $100,000 for three months preceding the annual Index screening date.
  To be eligible for inclusion in the Index as a constituent from the remainder of the developed world, a company must meet the following criteria: (i) incorporated and/or domiciled in one of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom, (ii) listed on an exchange in one of the aforementioned countries, (iii) float-adjusted market capitalization of at least $100 million as of the annual Index screening date, (iv) average daily dollar trading volume of at least $100,000 for three months preceding the annual Index screening date, and (v) trading of at least 250,000 shares per month for each of the six months preceding the annual Index screening date.
  To be eligible for inclusion in the Index as an emerging market constituent, a company must meet the following criteria: (i) incorporated and/or domiciled in one of the following countries: Brazil, Bulgaria, Chile, China, Colombia, Cyprus, Czech Republic, Estonia, Greece, Hungary, Iceland, India, Korea, Latvia, Lithuania, Malta, Peru, Poland, Romania, Slovakia, or Slovenia, (ii) listed on an exchange in one of the aforementioned countries, (iii) float-adjusted market capitalization of at least $200 million as of the annual Index screening date, (iv) average daily dollar trading volume of at least $200,000 for each of the six months preceding the annual Index screening date, and (v) trading of at least 250,000 shares per month for each of the six months preceding the annual Index screening date.
These securities are weighted in the Index based on their float-adjusted market capitalization. "Float-adjusted" market capitalization means that the share amounts used in calculating a company's market capitalization reflect only shares available to investors. The maximum weight of any one sector in the Index, at the time of the Index's annual screening date, is capped at 25%; however, sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments, as described below. As of the date of this Prospectus, non-U.S. equity securities comprise at least 40% of the Index, and the Adviser expects that, under normal circumstances, non-U.S. equity securities will comprise at least 40% of the Fund.

In addition, the Index methodology includes volume factor adjustments such that if a component security does not meet certain trading volume thresholds, either (i) the security will be eliminated from inclusion in the Index or (ii) its weight in the Index will be reduced and reallocated pro rata among the other securities, in accordance with the rules-based Index methodology.

WisdomTree Investments, Inc. ("WisdomTree Investments"), as index provider, currently uses Standard & Poor's Global Industry Classification Standards ("S&P GICS") to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of the date of this Prospectus, a significant portion of the Index is comprised of companies in the financial sector.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund's Prospectus, titled "Additional Principal Risk Information About the Fund" and "Additional Non-Principal Risk Information."
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund's shares in the secondary market generally differ from the Fund's daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund's primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
  Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
  Cash Redemption Risk. The Fund's investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
  Emerging Markets Risk. The Fund may invest in companies incorporated and/or domiciled in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value and may be heightened in connection with investments in developing or emerging markets countries.
  Financial Sector Risk. The Fund currently invests a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
  Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments, and such risks may be heightened in connection with investments in developing or emerging market countries.
  Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
  Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally, each of which may negatively impact the Fund's investments.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund's performance may be adversely affected by a general decline in the market segments relating to the Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Large-Capitalization Investing. The Fund invests a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
  Mid-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of mid-capitalization companies. As a result, the Fund's performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance
The Fund is new and therefore does not have a performance history.